Debt (Details) - USD ($)						1 Months Ended						2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 08, 2021	Nov. 05, 2021	Jul. 02, 2021	May 10, 2021	Apr. 27, 2021	Feb. 18, 2022	Feb. 28, 2021	Feb. 25, 2021	Dec. 18, 2020	Jun. 30, 2020	May 31, 2020	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 14, 2022	Jan. 31, 2022	Jul. 21, 2021	Feb. 11, 2020	Mar. 08, 2018
Debt (Details) [Line Items]
Principal amount	$ 1,900,000		$ 3,000,000
Interest rate																			5.00%	6.00%
Maturity date			Jul. 01, 2024					Mar. 31, 2023
Ownership percentage																					51.00%
Secured subordinated convertible promissory note percentage	5.00%		6.00%
Accrued interest rate	5.00%		6.00%
Acquisition notes outstanding principal amount													$ 1,900,000		$ 3,000,000
Converted into shares of common stock (in Shares)						623,200
Loan bears interest rate																		15.00%
Repaid debt												$ 4,530,912
Proceeds of initial public offering													12,738,288		7,080,000
Promissory notes outstanding principal amount													614,906		500,000
Borrowing amount															1,176,000
Outstanding principal of lines of credit													431,525		$ 621,662
Cash advances, description															the Company entered into a cash advance agreement for $340,000 with a required repayment amount of $493,500, which requires weekly payments of approximately $20,562. At March 31, 2022, the outstanding amount was $0.
Loan outstanding principal amount																300,000
PPP loans outstanding principal amount													261,164		$ 261,164
Merchant cash advances, description															the Company entered into a merchant cash advance agreement for $340,000 with a required repayment amount of $493,500, which requires weekly payments of approximately $20,562. At December 31, 2021, the outstanding amount was $294,313.
Minimum [Member]
Debt (Details) [Line Items]
Bears interest rate															7.99%
Maximum [Member]
Debt (Details) [Line Items]
Bears interest rate															8.99%
Initial Public Offering [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share)															$ 1
Forecast [Member] | Initial Public Offering [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share)																	$ 1
Debentures [Member]
Debt (Details) [Line Items]
Unsecured subordinated convertible debentures percentage		12.00%
Principal amount		$ 2,250,000
Gross proceeds		$ 2,214,000
Interest rate		12.00%
Maturity date		Nov. 30, 2022
Debentures outstanding principal amount													2,250,000		$ 2,214,000
Debt issuance costs													$ 117,875		$ 202,500
Conversion price (in Dollars per share)															$ 2.5
Ownership percentage												9.99%	9.99%		9.99%
Outstanding principal percentage													115.00%		115.00%
Debentures [Member] | Forecast [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share)																	$ 2.5
Acquisition Notes [Member]
Debt (Details) [Line Items]
Principal amount	$ 1,900,000		$ 3,000,000
Maturity date	Nov. 08, 2024
Secured subordinated convertible promissory note percentage	5.00%		6.00%
Accrued interest rate	5.00%		6.00%
Acquisition notes outstanding principal amount													$ 3,000,000		$ 1,900,000
Converted into shares of common stock (in Shares)						386,460									386,460
Promissory Notes [Member]
Debt (Details) [Line Items]
Principal amount			$ 3,000,000	$ 73,727	$ 1,625,000			$ 500,000	$ 1,500,000				$ 73,727
Maturity date				May 10, 2022				Mar. 31, 2023
Accrued interest rate			15.00%	15.00%				15.00%				12.00%	12.00%
Converted into shares of common stock (in Shares)						229,834
Loan bears interest rate			15.00%						17.50%
Loan interest rate increase			5.00%						25.00%
Repaid debt			$ 1,325,000
Proceeds of initial public offering			27,604
Promissory notes outstanding principal amount								$ 500,000					$ 1,325,000		$ 2,750,000
Conversion price percentage				40.00%
Loan amount					1,625,000
Promissory Notes [Member] | Subsequent Event [Member]
Debt (Details) [Line Items]
Converted into shares of common stock (in Shares)						229,834
EIDL Loan [Member]
Debt (Details) [Line Items]
Principal amount										$ 300,000
Loan bears interest rate										3.75%
Loan matures term										30 years
Loan outstanding principal amount													300,000		300,000
PPP Loans [Member]
Debt (Details) [Line Items]
Loan bears interest rate							1.00%				1.00%
Loan amount							$ 261,164				$ 239,262
Maturity date, description							This loan bears interest at a rate of 1% per annum and matures in January 2023.				This loan bears interest at a rate of 1% per annum and matures in April 2022.
PPP loans outstanding principal amount													239,262		239,262	239,262
Various Lenders [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Promissory notes outstanding principal amount															5,993,720	3,312,971
Outstanding balance													$ 200,000
Various Lenders [Member] | Promissory Notes [Member] | Minimum [Member]
Debt (Details) [Line Items]
Accrued interest rate												12.00%	12.00%
PPP loans outstanding principal amount															12
Various Lenders [Member] | Promissory Notes [Member] | Maximum [Member]
Debt (Details) [Line Items]
Accrued interest rate												17.00%	17.00%
PPP loans outstanding principal amount															0.17
Nexus [Member]
Debt (Details) [Line Items]
Principal amount	$ 1,900,000
Secured subordinated convertible promissory note percentage	5.00%
Accrued interest rate	5.00%
Acquisition notes outstanding principal amount															1,900,000
DSO [Member]
Debt (Details) [Line Items]
Principal amount			$ 3,000,000
Maturity date			Jul. 01, 2024
Secured subordinated convertible promissory note percentage			6.00%
Accrued interest rate			6.00%
Acquisition notes outstanding principal amount															$ 3,000,000
Converted into shares of common stock (in Shares)															623,200
Bevilacqua PLLC [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Principal amount				$ 73,727
Maturity date				May 10, 2022
Accrued interest rate				15.00%
Promissory notes outstanding principal amount															$ 73,727
Conversion price percentage				40.00%
Peah Capital, LLC [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Principal amount					$ 1,625,000				$ 1,500,000
Loan bears interest rate									17.50%
Loan interest rate increase									25.00%
Repaid debt																1,000,000
Promissory notes outstanding principal amount															$ 1,614,906	$ 1,615,176
Loan amount									$ 1,625,000